Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 594,312	$ 91,746	¥ 929,829	$ 143,541	¥ 179,658	¥ 31,365
China, Yuan Renminbi [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	149,226		613,969
United States of America, Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	415,757		¥ 315,860
Korea (North), Won [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	28,788
Hong Kong, Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 541